Income taxes - Components of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current year	$ 1,474	$ 562
Adjustment for prior years	171	(281)
Current tax expense	1,645	281
Origination and reversal of temporary differences	(2,892)	(1,959)
Change in unrecognized losses and deductible temporary differences	3,253	2,442
Deferred tax expense	361	483
Income tax expense	$ 2,006	$ 764